Net Income (Loss) Per Share - Calculation of Net Income (loss) Per Share (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary share-basic and diluted | ¥		¥ 1,957,581	¥ 1,484,283	¥ (2,913,708)
Denominator for computing net (loss) income per share-basic:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share-basic		377,639,399	390,176,367	404,701,910
Denominator for computing net (loss) income per share-diluted:
Weighted average shares outstanding used in computing net (loss) income per ordinary share-diluted		401,833,328	423,810,279	404,701,910
Net (loss) income per ordinary share attributable to Hello Group Inc. – basic | (per share)	$ 0.73	¥ 5.18	¥ 3.8	¥ (7.2)
Net (loss) income per ordinary share attributable to Hello Group Inc. – diluted | (per share)	$ 0.69	¥ 4.92	¥ 3.65	¥ (7.2)